SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful lives of PPE (Details)	12 Months Ended
Dec. 31, 2022
Buildings
Property, plant and equipment
Estimated useful life of Property plant and equipment	20 years
Machinery | Bottom of range [member]
Property, plant and equipment
Estimated useful life of Property plant and equipment	3 years
Machinery | Top of range [member]
Property, plant and equipment
Estimated useful life of Property plant and equipment	10 years
Electronic Equipment | Bottom of range [member]
Property, plant and equipment
Estimated useful life of Property plant and equipment	3 years
Electronic Equipment | Top of range [member]
Property, plant and equipment
Estimated useful life of Property plant and equipment	7 years
Leasehold improvements
Property, plant and equipment
Estimated useful life of Property plant and equipment	3 years